State Street US Equity Premium Income ETF Investment Objectives and Goals - State Street US Equity Premium Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummaryState Street® US Equity Premium Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street US Equity Premium Income ETF (the “Fund”) seeks to provide current income while maintaining prospects for long term growth of capital.